Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Net income for the year	R$ 520,100	R$ 317,646	R$ 119,554
Adjustments to reconcile net income for the year
Depreciation and amortization	82,614	110,004	60,249
Gain on sale of farm	(140,658)	(31,737)	(45,882)
Residual value of property, plant and equipment and intangible assets disposed	1,586	6,309	3,089
Write-off of capitalized costs in investment properties	6,743		600
Share of (loss) profit of a joint venture	31	(11)	150
Unrealized loss (gain) on derivatives, net	(14,241)	8,960	7,456
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	18,769	100,800	42,276
Gain on remeasurement of receivable from sale of farms, net	(31,634)	(124,674)	(57,327)
Effect of share-based incentive plan – ILPA	3,165	2,550	1,510
Deferred income and social contribution taxes	76,194	(50,536)	3,528
Changes in fair value of biological assets and agricultural products	(549,764)	(527,348)	(160,371)
Adjustments to net realizable value of agricultural products after harvest	50,822	22,728	4,153
(Reversal of) Allowance for doubtful accounts	20	151	(2,440)
Provision for legal claims	19	1,404	601
Total	23,766	(163,754)	(22,854)
Changes in assets and liabilities
Trade accounts receivable	(25,715)	127,375	50,692
Inventories	(74,350)	(154,937)	(43,268)
Biological assets	466,490	388,082	157,355
Recoverable taxes	(612)	(23,835)	3,829
Derivative financial instruments	(24,127)	(5,828)	3,893
Other receivables	(56,409)	31,638	(21,210)
Trade accounts payable	(57,891)	(51,056)	(59,871)
Related parties	364	(3,218)	(440)
Taxes payable	17,465	30,765	31,146
Salaries and payroll	2,975	2,940	(2,704)
Advances from customers	2,820	(4,958)	(212)
Leases payable	(34,877)	(25,464)	(42,688)
Other liabilities	(5,667)	(657)	6,721
Payment of contingencies	(347)	(1,444)
Net cash flows from operating activities	233,885	145,649	60,389
Income tax and social contribution	(28,707)	(28,249)
Net cash flows from operating activities	205,178	117,400	60,389
CASH FLOW FROM INVESTING ACTIVITIES
Cash received from sales of farms and assets	(50,843)	(18,712)	(25,087)
Redemption of marketable securities	(36,892)	2,782	7,483
Cash acquired from business combinations			1,071
Increase in investment and participation	(1,994)
Acquisition of entities under common control net of cash acquired		(164,247)
Acquisition of interest in associate			(4,127)
Net cash flows used in investing activities	(89,729)	(180,177)	(20,660)
CASH FLOW FROM FINANCING ACTIVITIES
Payments of installments of financed acquisition of farm			(2,578)
Proceeds from loans, financing and debentures	60,436	488,190	301,009
Interest paid on loans, leases, financing and debentures	(41,697)	(16,491)	(86,013)
Payment of loans and financing	(296,555)	(345,830)	(143,967)
Dividends paid	(459,984)	(42,000)	(50,000)
Capital increase, net of share issue costs		870,988
Net cash flows from (used in) financing activities	(737,800)	954,857	18,451
Increase/decrease in cash and cash equivalents	(622,351)	892,080	58,180
Cash and cash equivalents at beginning of year	1,059,107	171,045	106,627
Effect of exchange rate variation on cash and cash equivalents	(1,263)	(4,018)	6,238
Cash and cash equivalents at end of year	R$ 435,493	R$ 1,059,107	R$ 171,045